Goodwill (Details) - EBR		12 Months Ended
	Jun. 03, 2021 USD ($) item $ / shares shares	Aug. 31, 2023 CAD ($)	Aug. 31, 2022 CAD ($)	Jun. 03, 2021 CAD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Shares Issued	7,858,078			7,858,078
Shares outstanding	7,858,078			7,858,078
Number of operating fleet over ships in California | item	20
Cash consideration	$ 4,582,367			$ 5,546,039
Equity consideration | $				$ 3,474,232
Shares Issued	284,495			284,495
Per Share Value | (per share)	$ 10.09			$ 12.21
Share Issue Related Cost | $		$ 9,680,941	$ 9,352,640